SCHEDULE OF COMPOSITION OF OTHER RECEIVABLES (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
Notes and other explanatory information [abstract]
Government institutions	$ 61	₪ 194	₪ 263
Advances to suppliers	85	271	247
Tax advances			45
Prepaid expenses	118	377	293
Other receivables (see note 12a(1))	172	549	389
Other receivables	$ 436	₪ 1,391	₪ 1,237